GENERAL	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Check Point Software Technologies Ltd., an Israeli
corporation
(“Check Point Ltd.”), and subsidiaries (collectively, the “Company” or “Check
Point
”), develop, market and support wide range of products and services for IT security, by offering a multilevel security architecture that defends enterprises’ cloud, network and mobile device held information.

The Company operates in one operating and reportable segment and its revenues are mainly derived from the sales of its network and data security products, including licenses, related software updates, maintenance and security subscriptions. The Company sells its products worldwide primarily through multiple distribution channels (“channel partners”), including distributors, resellers, system integrators, Original Equipment Manufacturers (“OEMs”) and Managed Security Service Providers (“MSPs”).

b.
During 2022, 2021 and 2020, approximately 40%, 40% and 39% of the Company’s revenues were derived from two channel partners, respectively. Revenues derived from one channel partner in 2022, 2021 and 2020 were 25%, 24% and 22%, respectively, and revenues derived from the other channel partner in 2022, 2021 and 2020 were 15%, 16%, and 17%, respectively, of the Company’s revenues in such years. Trade receivable balances from these two channel partners aggregated to $301.2 and $271.8 as of December 31, 2022 and 2021, respectively.